3. Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	March 31, 2018	December 31, 2017
Furniture and Equipment	$12,385	$12,385
Computer Equipment	119,570	117,256
Leasehold Improvements	176,903	176,903
Software	15,737	15,737
Property and Equipment, Gross	324,595	322,281
Less Accumulated Depreciation	(246,890)	(227,615)
Property and Equipment, Net	$77,705	$94,666

	December 31, 2017	December 31, 2016
Furniture and Equipment	$12,385	$12,385
Computer Equipment	117,256	42,654
Leasehold Improvements	176,903	176,903
Software	15,737	15,737
Property and Equipment, Gross	322,281	247,679
Less Accumulated Depreciation	(227,615)	(157,218)
Property and Equipment, Net	$94,666	$90,461